Additional Information-Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2014
Additional Information-Financial Statement Schedule 1
Additional Information-Financial Statement Schedule 1

Additional Information—Financial Statement Schedule 1

MECOX LANE LIMITED

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America

Financial Information of Parent Company

BALANCE SHEETS

(In U.S. Dollars except share data)

	December 31,
	2013	2014
	$	$
Assets
Current asset:
Cash and cash equivalents	967,568	3,337,249

Total current assets	967,568	3,337,249
Investments in subsidiaries and affiliates	67,726,713	49,797,651

Total assets	68,694,281	53,134,900

Liabilities and equity
Current liabilities:
Accrued expenses and other current liabilities	605,528	882,992

Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 439,876,279 and 455,223,849 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	43,988	45,523
Additional paid-in capital	168,833,542	169,817,779
Accumulated deficit	(108,489,575)	(124,839,835)
Accumulated other comprehensive income	7,700,798	7,228,441

Total equity	68,088,753	52,251,908

Total liabilities and equity	68,694,281	53,134,900

Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In U.S. Dollars)

	2012	2013	2014
	$	$	$
Operating expense:
General and administrative expense	(4,064,063)	(6,050,882)	(3,531,358)
Other operating income, net	—	6,000,000	1,330,165

Operating loss	(4,064,063)	(50,882)	(2,201,193)
Interest income	2,007	14	17
Other income, net	121,342	1,068,187	(133,190)

Equity in losses of equity method investees	(18,491,436)	(27,627,610)	(14,015,894)

Net loss	(22,432,150)	(26,610,291)	(16,350,260)

Other comprehensive income:
Change in cumulative foreign currency translation adjustment	91,198	1,408,045	(472,357)

Comprehensive loss	(22,340,952)	(25,202,246)	(16,822,617)

Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In U.S. Dollars)

	2012	2013	2014
	$	$	$
Cash flows from operating activities:
Net loss	(22,432,150)	(26,610,291)	(16,350,260)
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	2,119,171	4,175,756	985,772
Gain on contribution of intangible assets to an affiliate	—	(6,000,000)	—
Gain on disposal of affiliate	—	—	(1,330,165)
Equity in losses of subsidiaries	18,491,436	22,136,126	9,139,370
Equity in loss of an affiliate	—	5,491,484	4,876,523
Changes in operating assets and liabilities:
Amount due from subsidiaries and an affiliate	—	1,133,903	1,780,975
Accrued expenses and other current liabilities	193,901	(151,777)	277,464

Net cash provided (used in) by operating activities	(1,627,642)	175,201	(620,321)

Cash flows from investing activities:
Investing in Joint Venture	(5,000,000)	—	—
Proceeds from disposal of affiliate	—	—	2,000,000
Proceeds from disposal of apparel and accessories business	—	—	990,002
Investment in subsidiaries and an affiliate	6,596,536	—	—

Net cash provided by investing activities	1,596,536	—	2,990,002

Cash flows from financing activities
Repurchase of treasury stock	(572,168)	(701,196)	—
Net cash provided by (used in) financing activities	(572,168)	(701,196)	—
Net increase (decrease) in cash and cash equivalents	(603,274)	(525,995)	2,369,681
Cash and cash equivalents at beginning of year	2,096,837	1,493,563	967,568

Cash and cash equivalents at end of year	1,493,563	967,568	3,337,249

NOTE TO SCHEDULE 1

1)Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e) (3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2014, $82,767,641 was not available for distribution and, as such, the condensed financial information of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been presented.

2)The condensed financial statements of Mecox Lane Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as investments in subsidiaries and affiliates and the loss of the subsidiaries and VIEs is presented as equity in losses of equity method investees on the statement of comprehensive loss.

3)As of December 31, 2014 and 2013, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.